Property and Equipment	12 Months Ended
Dec. 31, 2018
Property and Equipment
Property and Equipment

16.  Property and Equipment:

(a)   As of December 31, 2017 and 2018, this account and its changes are detailed as follows:

	Land and
	Buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
(a.1) Cost

Balance as of January 1, 2017	302,187	180,322	50,404	532,913
Additions	10,606	8,898	3,720	23,224
Disposals/write-downs/sales	(1,365)	(4,851)	(1,569)	(7,785)
Accumulated depreciation (see (a.2))	(142,768)	(148,006)	(41,316)	(332,090)
Impairment loss (*) (***)	—	—	(3)	(3)
Balance as of December 31, 2017	168,660	36,363	11,236	216,259

Balance as of January 1, 2018	311,428	184,369	52,552	548,349
Additions	12,589	12,702	2,774	28,065
Disposals/write-downs/sales	(3,145)	(13,845)	(1,785)	(18,775)
Accumulated depreciation (see (a.2))	(150,099)	(148,455)	(42,879)	(341,433)
Impairment loss (*)	(287)	(6)	(41)	(334)
Balance as of December 31, 2018	170,486	34,765	10,621	215,872

(a.2) Accumulated Depreciation

Balance as of January 1, 2017	(134,900)	(139,277)	(39,654)	(313,831)
Depreciation charges of the year (*) (**)	(9,040)	(13,723)	(3,045)	(25,808)
Sales and disposals of the year	1,172	4,851	1,526	7,549
Transfers	―	143	(143)	―
Accumulated Depreciation as of December 31, 2017	(142,768)	(148,006)	(41,316)	(332,090)
Depreciation charges of the year (*) (**)	(9,193)	(14,291)	(3,333)	(26,817)
Sales and disposals of the year	1,862	13,842	1,770	17,474
Accumulated Depreciation as of December 31, 2018	(150,099)	(148,455)	(42,879)	(341,433)

(*)     See Note No. 37 about Depreciation, Amortization and Impairment

(**)   It does not include depreciation for the year for Investment Properties, which it registered under the item “Investment Properties” for an amount of Ch$368 million (Ch$368 million in 2017)

(***) It does not include charge-off provisions for Property and Equipment for an amount of Ch$163 million in 2017.

(b)   As of December 31, 2017 and 2018 the Bank has operating lease agreements, in which it acts as lessee, that cannot be terminated unilaterally; Information on the future payments is detailed as follows:

	Lease Contracts
			Over 1		Over 1	Over 3
			month	Over 3 months	year	years
	Expenses	Up to	and up	and up	and up	and up
	for the	1	to 3	up to 12	to 3	to 5	Over 5
	year	month	months	months	years	years	years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Year 2017	33,017	2,764	5,522	23,462	45,891	33,789	34,401	145,829
Year 2018	34,773	2,929	5,828	23,578	46,143	28,730	26,697	133,905

As these lease agreements are operating leases under IAS 17 the leased assets are not presented in the Bank’s statement of financial position.

The Bank has entered into commercial leases of real estate. These leases have an average life of 5 years. There are no restrictions placed upon the lessee by entering into the lease.

(c)   As of December 31, 2017 and 2018, the Bank does not have any financial lease agreements as lessee and, therefore, there are no property and equipment balances to be reported from such transactions as of December 31, 2017 and 2018.

(d)   As of December 31, 2017 and 2018 the gross amount of fully depreciated assets (mainly equipment and facilities) corresponds to Ch$225,641 million and Ch$219,355 million, respectively.